Commitments (Details) oz in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2019 oz
Commitments [Line Items]
Capital purchases commitments	$ 44.0	$ 24.5
Royalty expense	17.4	21.6
Royal Gold [Member]
Commitments [Line Items]
Extraordinary mining duty tax	1.0	1.2
Island Gold [Member]
Commitments [Line Items]
Royalty expense	9.9	6.2
Production Royalty [Member] | Royal Gold [Member]
Commitments [Line Items]
Quantity of production subject to royalty | oz			0
Royalty expense	2.1	10.6
Net Smelter Royalty [Member] | AuRico Metals [Member]
Commitments [Line Items]
Royalty expense	$ 4.0	3.5
Royalty rate	1.50%
Net Smelter Royalty [Member] | Island Gold [Member]
Commitments [Line Items]
Royalty rate	2.00%
Net Smelter Royalty [Member] | Third Party [Member]
Commitments [Line Items]
Royalty rate	2.00%
Other Royalties [Member] | AuRico Metals [Member]
Commitments [Line Items]
Royalty expense	$ 0.4	$ 0.1
Lochalsh [Member] | Net Smelter Royalty [Member] | Island Gold [Member]
Commitments [Line Items]
Royalty rate	3.00%
Goudreau [Member] | Net Smelter Royalty [Member] | Island Gold [Member]
Commitments [Line Items]
Royalty rate	4.38%
Goudreau [Member] | Net Profit Interest [Member] | Island Gold [Member]
Commitments [Line Items]
Royalty rate	15.00%
Goudreau Lake [Member] | Net Profit Interest [Member] | Island Gold [Member]
Commitments [Line Items]
Royalty rate	10.38%